KPMG
Suite 1500
777 East Wisconsin Avenue
Milwaukee, WI 53202-5337

Report of Independent Registered Public Accounting Firm

The Audit Committee
Sentry Life Insurance Company
and
The Contract Owners
Sentry Variable Account II:

We have audited the accompanying statement of assets and liabilities of Sentry Variable Account II (comprised of the sub-accounts listed in the statements of assets and liabilities (collectively, the Accounts)), as of December 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account?s management.
Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agent of the underlying mutual funds.
An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Sentry Variable Account II as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Milwaukee, Wisconsin
February 21, 2014 KPMG LLP

     SENTRY LIFE INSURANCE COMPANY
     Sentry Variable Account II
     STATEMENTS OF ASSETS AND LIABILITIES
     December 31, 2013

Assets:

Investments at fair value:

     Janus Aspen Series:
          Aspen Janus Portfolio, 21,766 shares (cost $491,717)                                   $      744,392
          Aspen Enterprise Portfolio, 225,767 shares (cost $5,475,942)                                         13,311,198
          Aspen Forty Portfolio, 20,203 shares (cost $673,716)                                         1,077,606
          Aspen Global Research Portfolio, 11,637 shares (cost $347,614)*                                         453,732
          Aspen Balanced Portfolio, 45,540 shares (cost $1,228,450)                                         1,378,511

     T. Rowe Price Fixed Income Series, Inc.:
          Prime Reserve Portfolio, 1,129,727 shares (cost $1,129,727)                                         1,129,727
          Limited Term Bond Portfolio, 384,193 shares (cost $1,901,110)                                         1,886,389

     T. Rowe Price Equity Series, Inc.:
          Equity Income Portfolio, 52,015 shares (cost $1,092,443)                                         1,479,829
          Personal Strategy Balanced Portfolio, 309,057 shares (cost $5,670,424)                                         6,592,196
          Mid-Cap Growth Portfolio, 24,748 shares (cost $533,201)                                         685,528

     T. Rowe Price International Series, Inc.:
          International Stock Portfolio, 15,871 shares (cost $205,547)                                         249,498

     Vanguard Variable Insurance Fund:
          Balanced Portfolio, 37,394 shares (cost $695,004)                                         884,734
          Equity Index Portfolio, 17,351 shares (cost $437,615)                                         546,555
          High Yield Bond Portfolio, 22,824 shares (cost $168,977)                                         188,070
          Small Company Growth Portfolio, 24,453 shares (cost $427,952)                                         657,789
          Mid-Cap Index Portfolio, 23,076 shares (cost $317,843)                                         479,287
          REIT Index Portfolio, 32,420 shares (cost $314,101)                                         384,823

Total Assets                                             $      32,129,864
Total Liabilities                                                   -

Net Assets                                             $      32,129,864





     See accompanying notes to financial statements

     *     Formerly Janus Aspen Worldwide Growth Portfolio


SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF OPERATIONS




          For the Year Ended December 31, 2013

          Janus Aspen          Janus Aspen          Janus Aspen
          Janus          Enterprise          Forty

Investment income:
  Dividends           $5,312            $61,732            $7,438

Expenses:
  Mortality and expense risk charges           8,233            146,960            12,373

Net investment income (loss)           (2,921)           (85,228)           (4,935)

Realized gains (losses) on investments:
  Realized net investment gain (loss)           38,244            666,932            90,770

  Capital gain distributions received           -              -              -

  Realized gain (loss) on investments and
    capital gain distributions, net           38,244            666,932            90,770

Unrealized appreciation (depreciation), net           139,635            2,693,841            183,713

Net increase (decrease) in net assets
  from operations           $174,958            $3,275,545            $269,548



          For the Year Ended December 31, 2013
          Janus Aspen
          Global          Janus Aspen
             Research*          Balanced

Investment income:
  Dividends           $5,036            $20,062

Expenses:
  Mortality and expense risk charges           4,952            15,912

Net investment income (loss)           84            4,150

Realized gains (losses) on investments:
  Realized net investment gain (loss)           3,512            23,431

  Capital gain distributions received           -              73,965

  Realized gain (loss) on investments and
    capital gain distributions, net           3,512            97,396

Unrealized appreciation (depreciation), net           94,044            126,946

Net increase (decrease) in net assets
  from operations           $97,640            $228,492


See accompanying notes to financial statements

*Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF OPERATIONS




          For the Year Ended December 31, 2013
                    T. Rowe Price
          T. Rowe Price          Limited Term          T. Rowe Price
          Prime Reserve          Bond          Equity Income

Investment income:
  Dividends           $-              $30,508            $21,923

Expenses:
  Mortality and expense risk charges           14,783            23,625            17,319

Net investment income (loss)           (14,783)           6,883            4,604

Realized gains (losses) on investments:
  Realized net investment gain (loss)           -              (1,191)           11,558

  Capital gain distributions received           45            -              -

  Realized gain (loss) on investments and
    capital gain distributions, net           45            (1,191)           11,558

Unrealized appreciation (depreciation), net           -              (26,926)           338,448

Net increase (decrease) in net assets
  from operations           $(14,738)           $(21,234)           $354,610



          For the Year Ended December 31, 2013
          T. Rowe Price          T. Rowe Price          T. Rowe Price
          Personal Strategy          Mid-Cap          International
          Balanced          Growth          Stock

Investment income:
  Dividends           $96,775            $-              $2,052

Expenses:
  Mortality and expense risk charges           78,543            7,527            2,834

Net investment income (loss)           18,232            (7,527)           (782)

Realized gains (losses) on investments:
  Realized net investment gain (loss)           240,533            (4,175)           12,273

  Capital gain distributions received           394,883            52,917            -

  Realized gain (loss) on investments and
    capital gain distributions, net           635,416            48,742            12,273

Unrealized appreciation (depreciation), net           350,371            147,965            16,364

Net increase (decrease) in net assets
  from operations           $1,004,019            $189,180            $27,855


See accompanying notes to financial statements


SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF OPERATIONS




          For the Year Ended December 31, 2013
                              Vanguard
          Vanguard          Vanguard          High Yield
          Balanced          Equity Index          Bond

Investment income:
  Dividends           $19,206            $7,570            $9,563

Expenses:
  Mortality and expense risk charges           9,337            5,194            2,505

Net investment income (loss)           9,869            2,376            7,058

Realized gains (losses) on investments:
  Realized net investment gain (loss)           11,329            (245)           1,826

  Capital gain distributions received           16,761            10,568            -

  Realized gain (loss) on investments and
    capital gain distributions, net           28,090            10,323            1,826

Unrealized appreciation (depreciation), net           94,703            102,490            (2,824)

Net increase (decrease) in net assets
  from operations           $132,662            $115,189            $6,060



          For the Year Ended December 31, 2013
          Vanguard          Vanguard
          Small Company          Mid-Cap          Vanguard
          Growth          Index          REIT Index

Investment income:
  Dividends           $4,154            $5,434            $12,261

Expenses:
  Mortality and expense risk charges           6,875            5,870            6,027

Net investment income (loss)           (2,721)           (436)           6,234

Realized gains (losses) on investments:
  Realized net investment gain (loss)           31,947            21,171            50,640

  Capital gain distributions received           45,874            16,982            14,665

  Realized gain (loss) on investments and
    capital gain distributions, net           77,821            38,153            65,305

Unrealized appreciation (depreciation), net           136,583            100,729            (45,924)

Net increase (decrease) in net assets
  from operations           $211,683            $138,446            $25,615


See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF CHANGES IN NET ASSETS




          For the Years Ended December 31

          Janus Aspen                     Janus Aspen                      Janus Aspen
           Janus                      Enterprise                      Forty
          2013          2012           2013            2012            2013            2012

Increase (decrease) in net assets from operations:
  Net investment income (loss)         $(2,921)         $(4,224)        $(85,228)        $(134,477)        $(4,935)       $(4,605)

  Realized gains (losses) on investments        38,244         34,189       666,932         435,673         90,770         45,777

  Unrealized appreciation (depreciation), net        139,635       72,936     2,693,841      1,387,203     183,713        139,036

Net increase  (decrease) in net assets from operations     174,958     102,901      3,275,545      1,688,399    269,548    180,208

Contract transactions:
  Purchase payments           11,198            26,756            64,807            82,831            18,528            29,856

  Transfers between subaccounts, net            (7,841)        (2,118)      (65,799)      (52,086)     19,159            5,489

  Withdrawals           (99,891)           (77,568)           (988,251)        (1,845,987)          (182,971)           (69,162)

  Contract maintenance fees           (1,587)           (1,737)       (15,874)          (17,841)         (1,643)          (1,751)

Net increase (decrease) in net assets
  derived from contract transactions        (98,121)        (54,667)        (1,005,117)     (1,833,083)    (146,927)     (35,568)

Total increase (decrease) in net assets      76,837        48,234       2,270,428        (144,684)     122,621          144,640

Net assets at beginning of year           667,555            619,321      11,040,770      11,185,454       954,985       810,345

Net assets at end of year           $744,392            $667,555      $13,311,198      $11,040,770     $1,077,606        $954,985


          For the Years Ended December 31
           Janus Aspen
           Global                      Janus Aspen
                Research*                      Balanced
           2013            2012            2013            2012

Increase (decrease) in net assets from operations:
  Net investment income (loss)           $84            $(1,453)           $4,150            $20,139

  Realized gains (losses) on investments           3,512            850            97,396            105,187

  Unrealized appreciation (depreciation), net           94,044            60,710            126,946            16,979

Net increase  (decrease) in net assets from operations           97,640            60,107       228,492      142,305

Contract transactions:
  Purchase payments           4,308            14,296            13,299            39,605

  Transfers between subaccounts, net            (3,374)           598            53,642            (3,478)

  Withdrawals           (13,414)           (73,083)           (176,965)           (107,329)

  Contract maintenance fees           (688)           (778)           (2,279)           (2,535)

Net increase (decrease) in net assets
  derived from contract transactions           (13,168)           (58,967)           (112,303)           (73,737)

Total increase (decrease) in net assets           84,472            1,140            116,189            68,568

Net assets at beginning of year           369,260            368,120            1,262,322            1,193,754

Net assets at end of year           $453,732            $369,260            $1,378,511            $1,262,322



See accompanying notes to financial statements

*Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF CHANGES IN NET ASSETS




          For the Years Ended December 31
                              T. Rowe Price
          T. Rowe Price                    Limited Term                    T. Rowe Price
          Prime Reserve                    Bond                    Equity Income
          2013          2012          2013          2012          2013          2012

Increase (decrease) in net assets from operations:
  Net investment income (loss)           $(14,783)           $(19,102)      $6,883      $17,361      $4,604          $12,495

  Realized gains (losses) on investments           45            -        (1,191)      3,445         11,558          (16,658)

  Unrealized appreciation (depreciation), net       -         -           (26,926)        5,314         338,448          201,222

Net increase  (decrease) in net assets from operations    (14,738)     (19,102)   (21,234)    26,120     354,610       197,059

Contract transactions:
  Purchase payments           5,444            29,051            21,451            30,334            22,403            19,183

  Transfers between subaccounts, net       (72,831)     220,884       (37,703)     (18,105)      24,127            (33,961)

  Withdrawals           (393,036)           (104,892)       (114,084)        (162,489)        (230,537)           (212,703)

  Contract maintenance fees           (1,504)           (1,686)       (2,239)       (2,657)         (2,366)           (2,605)

Net increase (decrease) in net assets
  derived from contract transactions           (461,927)       143,357       (132,575)       (152,917)     (186,373)     (230,086)

Total increase (decrease) in net assets           (476,665)      124,255     (153,809)      (126,797)     168,237        (33,027)

Net assets at beginning of year           1,606,392       1,482,137      2,040,198       2,166,995       1,311,592      1,344,619

Net assets at end of year        $1,129,727       $1,606,392       $1,886,389       $2,040,198      $1,479,829        $1,311,592


          For the Years Ended December 31
           T. Rowe Price                     T. Rowe Price                    T. Rowe Price
           Personal Strategy                     Mid-Cap                    International
           Balanced                     Growth                    Stock
          2013          2012          2013          2012          2013          2012

Increase (decrease) in net assets from operations:
  Net investment income (loss)           $18,232       $49,666       $(7,527)       $(7,438)           $(782)           $(439)

  Realized gains (losses) on investments       635,416       318,163       48,742      56,561        12,273            (12,663)

  Unrealized appreciation (depreciation), net    350,371       482,239     147,965        22,076      16,364            53,151

Net increase  (decrease) in net assets from operations      1,004,019       850,068      189,180      71,199     27,855    40,049

Contract transactions:
  Purchase payments           34,538            82,262            9,978            11,749            4,959            2,841

  Transfers between subaccounts, net       6,661      (52,629)     (35,558)      (2,919)       15,987            (56,304)

  Withdrawals           (1,077,726)       (628,140)     (113,184)       (16,011)        (15,138)           (40,542)

  Contract maintenance fees           (5,960)          (6,473)           (900)           (945)           (365)           (446)

Net increase (decrease) in net assets
  derived from contract transactions        (1,032,487)     (604,980)   (139,664)      (8,126)    5,443         (94,451)

Total increase (decrease) in net assets       (28,468)     245,088      49,516        63,073       33,298         (54,402)

Net assets at beginning of year        6,620,664       6,375,576          636,012        572,939       216,200          270,602

Net assets at end of year           $6,592,196       $6,620,664       $685,528       $636,012       $249,498            $216,200



See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY

Sentry Variable Account II

STATEMENTS OF CHANGES IN NET ASSETS




          For the Years Ended December 31
                                                  Vanguard
          Vanguard                    Vanguard                    High Yield
          Balanced                    Equity Index                    Bond
          2013          2012          2013          2012          2013          2012

Increase (decrease) in net assets from operations:
  Net investment income (loss)           $9,869       $10,810        $2,376       $2,769            $7,058            $8,072

  Realized gains (losses) on investments           28,090         870       10,323        10,980        1,826            (1,452)

  Unrealized appreciation (depreciation), net           94,703    65,136     102,490      39,102        (2,824)           14,622

Net increase  (decrease) in net assets from operations      132,662     76,816     115,189    52,851      6,060         21,242

Contract transactions:
  Purchase payments           15,880            26,479            4,218            4,172            3,128            10,736

  Transfers between subaccounts, net            96,754            6,619        58,053       (6,632)        (1,777)      5,677

  Withdrawals           (106,619)           (54,860)           (11,692)           (39,845)           (3,513)           (28,284)

  Contract maintenance fees           (752)           (888)           (450)           (501)           (334)           (347)

Net increase (decrease) in net assets
  derived from contract transactions        5,263      (22,650)     50,129        (42,806)      (2,496)          (12,218)

Total increase (decrease) in net assets           137,925        54,166       165,318     10,045       3,564          9,024

Net assets at beginning of year           746,809     692,643      381,237      371,192           184,506            175,482

Net assets at end of year           $884,734       $746,809         $546,555         $381,237       $188,070            $184,506


          For the Years Ended December 31
          Vanguard                    Vanguard
          Small Company                    Mid-Cap                    Vanguard
          Growth                    Index                    REIT Index
          2013          2012          2013          2012          2013          2012

Increase (decrease) in net assets from operations:
  Net investment income (loss)           $(2,721)           $(5,040)        $(436)        $(352)        $6,234            $4,114

  Realized gains (losses) on investments           77,821       7,555        38,153        2,210         65,305         (10,149)

  Unrealized appreciation (depreciation), net       136,583      59,863      100,729       53,570      (45,924)           89,250

Net increase  (decrease) in net assets from operations    211,683    62,378      138,446     55,428       25,615         83,215

Contract transactions:
  Purchase payments           34,011            26,309            37,866            16,742            36,292            26,839

  Transfers between subaccounts, net        9,118       (3,330)    (31,897)     (5,148)       (36,721)           (2,056)

  Withdrawals           (125,643)           (28,320)           (97,947)           (25,515)           (245,052)           (22,886)

  Contract maintenance fees           (786)           (823)           (670)           (651)           (642)           (677)

Net increase (decrease) in net assets
  derived from contract transactions           (83,300)   (6,164)    (92,648)     (14,572)     (246,123)           1,220

Total increase (decrease) in net assets           128,383       56,214      45,798      40,856       (220,508)           84,435

Net assets at beginning of year           529,406   473,192   433,489         392,633            605,331            520,896

Net assets at end of year           $657,789        $529,406      $479,287      $433,489       $384,823            $605,331



See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
December 31, 2013 and 2012

1.       Organization

     The Sentry Variable Account II (the Variable Account) is a segregated investment account of the Sentry Life Insurance
     Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940.  The Variable Account was established by the Company on
     August 2, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984.  The Company discontinued
     new sales of variable annuity contracts on December 1, 2004.  The Variable Account is an accounting entity wherein all segregated account transactions are reflected.

     The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of Janus Aspen
     Series, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series,
     Inc., and Vanguard Variable Insurance Fund (collectively, the Funds) at each portfolio's net asset value in accordance with the selection made by contract owners.

     The Funds are diversifed open-end investment management companies registered under the Investment Company Act of 1940.
     A copy of the Funds' annual reports is included in the Variable Account's Annual Report.

2.     Significant Accounting Policies

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

     Valuation of Investments

     Investments in shares of each of the Funds are valued on the closing net asset value per share at December 31, 2013.
     The Funds value their investment securities at fair value.

     The Variable Account applies the provisions of FASB Accounting Standards Update (ASU) 2009-12 Investments in Certain Entities
     That Calculate Net Asset Value Per Share (or its Equivalent) (ASU 2009-12), which amends ASC 820.  This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company.  For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale.  The NAV must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value.  Additionally,  the guidance provided updated disclosures for investments within its scope and  noted that if

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 and 2012

     the investor can redeem the  investment with  the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy.  Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy.  If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3.

     Securities Transactions and Investment Income

     Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed).  Dividend income is recorded on the ex-dividend date.  The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

     Federal Income Taxes

     The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code.  The operations of the
     Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

     Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.


     Susequent Events

     In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2013 through February 21, 2014, the date the financial statements were issued.  No significant subsequent events were identified.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 and 2012

3.       Purchases and Sales of Securities

     In 2013, purchases and proceeds on sales of the Funds' shares were as follows:

                                             Proceeds
                                   Purchases          on Sales
     Janus Aspen Janus Portfolio                               $16,608            $117,649
     Janus Aspen Enterprise Portfolio                               155,231            1,245,574
     Janus Aspen Forty Portfolio                               47,662            199,524
*     Janus Aspen Global Research Portfolio                               9,352            22,435
     Janus Aspen Balanced Portfolio                               165,366            199,555
     T. Rowe Price Prime Reserve Portfolio                               168,763            645,428
     T. Rowe Price Limited Term Bond Portfolio                               89,533            215,227
     T. Rowe Price Equity Income Portfolio                               68,981            250,750
     T. Rowe Price Personal Strategy Balanced Portfolio                               620,639            1,240,009
     T. Rowe Price Mid-Cap Growth Portfolio                               63,898            158,173
     T. Rowe Price International Stock Portfolio                               40,081            35,420
     Vanguard Balanced Portfolio                               156,177            124,285
     Vanguard Equity Index Portfolio                               83,437            20,364
     Vanguard High Yield Bond Portfolio                               49,220            44,657
     Vanguard Small Company Growth Portfolio                               152,082            192,228
     Vanguard Mid-Cap Index Portfolio                               78,102            154,204
     Vanguard REIT Index Portfolio                               80,859            306,084
         Total                               $2,045,991            $5,171,566

     In 2012, purchases and proceeds on sales of the Funds' shares were as follows:

                                             Proceeds
                                   Purchases          on Sales
     Janus Aspen Janus Portfolio                               $42,063            $89,844
     Janus Aspen Enterprise Portfolio                               86,821            2,054,381
     Janus Aspen Forty Portfolio                               70,270            110,443
     Janus Aspen Worldwide Growth Portfolio                               19,040            79,460
     Janus Aspen Balanced Portfolio                               165,396            130,189
     T. Rowe Price Prime Reserve Portfolio                               282,135            157,880
     T. Rowe Price Limited Term Bond Portfolio                               86,383            217,854
     T. Rowe Price Equity Income Portfolio                               49,286            266,877
     T. Rowe Price Personal Strategy Balanced Portfolio                               397,806            772,659
     T. Rowe Price Mid-Cap Growth Portfolio                               72,599            29,440
     T. Rowe Price International Stock Portfolio                               7,358            102,248
     Vanguard Balanced Portfolio                               61,473            73,313
     Vanguard Equity Index Portfolio                               28,409            52,363
     Vanguard High Yield Bond Portfolio                               28,781            32,928
     Vanguard Small Company Growth Portfolio                               41,173            42,344
     Vanguard Mid-Cap Index Portfolio                               36,950            39,609
     Vanguard REIT Index Portfolio                               61,277            36,654
         Total                               $1,537,220            $4,288,486


 *     Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 and 2012

4.       Expenses and Related Party Transactions

     A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (0.80% mortality and 0.40% expense risk) of the daily net asset value of the Variable Account.
     This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract.
     Until May 1, 2004 the Company elected to pass through to the Variable Account any administrative allowances received from the Funds.  After May 1, 2004, the Company no longer passed through any administrative allowances to the Variable Account
     (see Note 7).

     The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units.  If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender.
     This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

     There are no deductions made from purchase payments for sales charges at the time of purchase.  However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales.  Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.

     Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value.  Premium taxes up to 4% are currently imposed by certain states.  Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization.
     In the event contracts would be issued in states assessing  their  premium taxes  at the  time purchase payments are made, the Company currently intends to advance such premium taxes and deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

     Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5.     Fair Value Measurement

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Variable Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered by the Variable
     Account.  This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs

     The Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 and 2012

     The Company categorizes financial assets recorded at fair value as follows:

     Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date.  The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

     Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
     The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products.  These funds have no unfunded commitments or restrictions and the Variable Account always has the ability to redeem its interest in the funds with the investee at NAV daily.

     Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

     The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

                    Level 1     Level 2     Level 3     Total

     Variable Account Investments                -         $32,129,864       -         $32,129,864

     The Variable Account only invests in funds with fair value measurements in Level 2 and thus did not have any assets or liabilities reported at fair value on a nonrecurring basis.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 and 2012

6.       Changes in Units Outstanding
     The changes in units outstanding for the year ended December 31, 2013 were as follows:

                                   Units          Units          Net Increase
                                   Issued          Redeemed          (Decrease)
     Janus Aspen Janus Portfolio                               1,322            13,128            (11,806)
     Janus Aspen Enterprise Portfolio                               1,274            14,200            (12,926)
     Janus Aspen Forty Portfolio                               3,404            14,633            (11,229)
*     Janus Aspen Global Research Portfolio                               585            2,369            (1,784)
     Janus Aspen Balanced Portfolio                               4,174            10,410            (6,236)
     T. Rowe Price Prime Reserve Portfolio                               8,025            29,988            (21,963)
     T. Rowe Price Limited Term Bond Portfolio                               1,575            5,129            (3,554)
     T. Rowe Price Equity Income Portfolio                               2,541            11,651            (9,110)
     T. Rowe Price Personal Strategy Balanced Portfolio                               2,391            20,900            (18,509)
     T. Rowe Price Mid-Cap Growth Portfolio                               447            6,557            (6,110)
     T. Rowe Price International Stock Portfolio                               3,637            3,126            511
     Vanguard Balanced Portfolio                               5,951            5,948            3
     Vanguard Equity Index Portfolio                               3,593            972            2,621
     Vanguard High Yield Bond Portfolio                               2,097            2,209            (112)
     Vanguard Small Company Growth Portfolio                               4,505            8,847            (4,342)
     Vanguard Mid-Cap Index Portfolio                               2,710            6,785            (4,075)
     Vanguard REIT Index Portfolio                               1,984            11,154            (9,170)


     The changes in units outstanding for the year ended December 31, 2012 were as follows:

                                   Units          Units          Net Increase
                                   Issued          Redeemed          (Decrease)
     Janus Aspen Janus Portfolio                               3,711            11,373            (7,662)
     Janus Aspen Enterprise Portfolio                               1,392            30,125            (28,733)
     Janus Aspen Forty Portfolio                               5,923       9,469       9,470            (3,547)
     Janus Aspen Worldwide Growth Portfolio                               2,619            12,901            (10,282)
     Janus Aspen Balanced Portfolio                               2,628            7,421            (4,793)
     T. Rowe Price Prime Reserve Portfolio                               13,287            6,550            6,737
     T. Rowe Price Limited Term Bond Portfolio                               1,059            5,150            (4,091)
     T. Rowe Price Equity Income Portfolio                               1,267            15,460            (14,193)
     T. Rowe Price Personal Strategy Balanced Portfolio                               1,792            13,949            (12,157)
     T. Rowe Price Mid-Cap Growth Portfolio                               683            1,100            (417)
     T. Rowe Price International Stock Portfolio                               499            10,367            (9,868)
     Vanguard Balanced Portfolio                               2,420            3,744            (1,324)
     Vanguard Equity Index Portfolio                               361            3,438            (3,077)
     Vanguard High Yield Bond Portfolio                               1,031            1,768            (737)
     Vanguard Small Company Growth Portfolio                               1,804            2,188            (384)
     Vanguard Mid-Cap Index Portfolio                               1,143            2,014            (871)
     Vanguard REIT Index Portfolio                               1,301            1,270            31

 *     Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 and 2012

7.       Financial Highlights

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31,
     2013 is as follows:


                                                            Expenses          Income
                                                            as a % of          as a % of
                                        Net Assets                    Average          Average
                                        Unit                     Net          Net          Total
                              Units          Value          (000's)          Assets #          Assets          Return
     Janus Aspen Janus Portfolio        76,175      $9.77       $744       1.20      %      0.77      %      28.79      %
     Janus Aspen Enterprise Portfolio          152,103        87.51        13,311        1.20        0.50            30.81
     Janus Aspen Forty Portfolio             75,281        14.31         1,078        1.20        0.72            29.67
 *     Janus Aspen Global Research Portfolio         54,452        8.33         454        1.20         1.22         26.90
     Janus Aspen Balanced Portfolio           71,502       19.28      1,379       1.20      1.51          18.73
     T. Rowe Price Prime Reserve Portfolio          54,229        20.83        1,130       1.20       -           (1.19)
     T. Rowe Price Limited Term Bond Portfolio        50,762      38       37.16       1,886      1.20      1.55      (1.07)
     T. Rowe Price Equity Income Portfolio            66,929       22.11       1,480      1.20       1.52         28.18
     T. Rowe Price Personal Strategy Balanced Portfolio     108,680       60.66       6,592       1.20      1.48      16.53
     T. Rowe Price Mid-Cap Growth Portfolio           24,133      28.41     686      1.20      -         35.08
     T. Rowe Price International Stock Portfolio       21,744       11.47        249       1.20       0.87        12.69
     Vanguard Balanced Portfolio         42,027        21.05        885       1.20         2.46            18.46
     Vanguard Equity Index Portfolio      29,473       18.54        547        1.20        1.73          30.61
     Vanguard High Yield Bond Portfolio             9,826       19.14       188        1.20       4.59        3.10
     Vanguard Small Company Growth Portfolio         26,231        25.08      658       1.20       0.72          44.82
     Vanguard Mid-Cap Index Portfolio           19,790       24.22        479        1.20        1.12           33.33
     Vanguard REIT Index Portfolio             15,534        24.77        385         1.20            2.51            1.10

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2012 is as follows:


                                                            Expenses          Income
                                                            as a % of          as a % of
                                        Net Assets                    Average          Average
                                        Unit                     Net          Net          Total
                              Units          Value          (000's)          Assets #          Assets          Return
     Janus Aspen Janus Portfolio           87,981      $7.59       $668       1.20      %      0.55      %      17.17      %
     Janus Aspen Enterprise Portfolio      165,029     66.90      11,041       1.20      -              15.89
     Janus Aspen Forty Portfolio          86,510     11.04     955        1.20           0.70            22.68
     Janus Aspen Worldwide Growth Portfolio     56,236    6.57     369     1.20        0.82            18.65
     Janus Aspen Balanced Portfolio          77,738      16.24       1,262       1.20         2.84            12.26
     T. Rowe Price Prime Reserve Portfolio         76,192       21.08          1,606       1.20      -          (1.20)
     T. Rowe Price Limited Term Bond Portfolio      54,316    38       37.56          2,040         1.20    2.04       1.24
     T. Rowe Price Equity Income Portfolio          76,039      17.25     1,312       1.20       2.14         15.75
     T. Rowe Price Personal Strategy Balanced Portfolio      127,189     52.05     6,621       1.20     1.95        13.77
     T. Rowe Price Mid-Cap Growth Portfolio            30,243     21.03       636    1.20      -            12.54
     T. Rowe Price International Stock Portfolio        21,233        10.18      216        1.20      1.04         17.03
     Vanguard Balanced Portfolio                  42,024        17.77      747        1.20         2.67            11.22
     Vanguard Equity Index Portfolio             26,852     14.20       381        1.20     1.91          14.48
     Vanguard High Yield Bond Portfolio           9,938       18.5        185       1.2        5.75          12.93
     Vanguard Small Company Growth Portfolio           30,573      17.32      529        1.20       0.23            13.29
     Vanguard Mid-Cap Index Portfolio             23,865       18.16         433      1.20        1.12        14.43
     Vanguard REIT Index Portfolio         24,704       24.50       605       1.20          1.90            16.06

#     Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

*     Formerly Janus Aspen Worldwide Growth Portfolio

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 and 2012

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2011 is as follows:


                                                            Expenses          Income
                                                            as a % of          as a % of
                                        Net Assets                    Average          Average
                                        Unit                     Net          Net          Total
                              Units          Value          (000's)          Assets #          Assets          Return
     Janus Aspen Janus Portfolio            95,643       $6.47        $619         1.20      %      0.59      %      (6.42)     %
     Janus Aspen Enterprise Portfolio        193,762         57.73       11,185      1.20       -              (2.58)
     Janus Aspen Forty Portfolio           90,056        9.00     810        1.20            0.37            (7.80)
     Janus Aspen Worldwide Growth Portfolio          66,518         5.53        368        1.20      0.59            (14.76)
     Janus Aspen Balanced Portfolio         82,531        14.46        1,194        1.20        2.82            0.43
     T. Rowe Price Prime Reserve Portfolio      69,455       21.34   1,482         1.20       -         (1.18)
     T. Rowe Price Limited Term Bond Portfolio          58,407      37.10        2,167        1.20        2.40       0.39
     T. Rowe Price Equity Income Portfolio        90,232         14.90         1,345        1.20        1.74        (1.88)
     T. Rowe Price Personal Strategy Balanced Portfolio        139,346         45.75      6,376       1.20    2.05       (1.50)
     T. Rowe Price Mid-Cap Growth Portfolio        30,660      18.69     573        1.20        -              (2.43)
     T. Rowe Price International Stock Portfolio           31,101       8.70       271      1.20        1.60          (13.86)
     Vanguard Balanced Portfolio           43,348      15.98        693         1.20     3.01       2.48
     Vanguard Equity Index Portfolio          29,929      12.40      371       1.20        1.82            0.73
     Vanguard High Yield Bond Portfolio         10,675        16.44        175       1.20     7.43       5.67
     Vanguard Small Company Growth Portfolio        30,957        15.29     473      1.20        0.18         0.17
     Vanguard Mid-Cap Index Portfolio         24,736      15.87         393          1.20            0.99            (3.19)
     Vanguard REIT Index Portfolio     24,673        21.11         521            1.20            1.62            7.17

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2010 is as follows:


                                                            Expenses          Income
                                                            as a % of          as a % of
                                        Net Assets                    Average          Average
                                        Unit                     Net          Net          Total
                              Units          Value          (000's)          Assets #          Assets          Return
     Janus Aspen Janus Portfolio           98,513        $6.92       $682            1.20      %      1.10      %      13.14      %
     Janus Aspen Enterprise Portfolio       207,283       59.26       12,283        1.20            0.07            24.34
     Janus Aspen Forty Portfolio     100,631        9.76        982       1.20         0.36            5.46
     Janus Aspen Worldwide Growth Portfolio      65,096       6.49        423        1.20        0.62         14.44
     Janus Aspen Balanced Portfolio           96,362     14.40       1,388        1.20            2.83            7.10
     T. Rowe Price Prime Reserve Portfolio           89,685       21.59    1,937        1.20        0.12       (1.07)
     T. Rowe Price Limited Term Bond Portfolio        65,307     36.96        2,413      1.20         2.86        1.87
     T. Rowe Price Equity Income Portfolio       97,181       15.19     1,476       1.20    1.92       13.64
     T. Rowe Price Personal Strategy Balanced Portfolio             143,581     46.45      6,669       1.20       2.35     12.35
     T. Rowe Price Mid-Cap Growth Portfolio           34,539       19.15      662       1.20      -          26.58
     T. Rowe Price International Stock Portfolio      31,296         10.10     316         1.20     0.84           13.08
     Vanguard Balanced Portfolio          61,802         15.59       964        1.20        2.97            9.69
     Vanguard Equity Index Portfolio           33,635       12.31      414      1.20     2.20            13.53
     Vanguard High Yield Bond Portfolio           11,007       15.56        171       1.20        7.02            10.77
     Vanguard Small Company Growth Portfolio           34,353        15.26           524         1.20       0.33       30.21
     Vanguard Mid-Cap Index Portfolio        29,760       16.40       488       1.20        1.00        23.87
     Vanguard REIT Index Portfolio          23,183        19.70     457         1.20            2.72            26.72

#     Excluding the effect of the expenses of the underlying fund portfolios and administrative fees charged directly to contract holder accounts.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2013 and 2012

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2009 is as follows:


                                                            Expenses          Income
                                                            as a % of          as a % of
                                        Net Assets                    Average          Average
                                        Unit                     Net          Net          Total
                              Units          Value          (000's)          Assets #          Assets          Return
     Janus Aspen Janus Portfolio           112,100        $6.12        $686       1.20      %      0.54      %      34.73      %
     Janus Aspen Enterprise Portfolio           230,410      47.66       10,981      1.20      -              43.11
     Janus Aspen Forty Portfolio        109,501        9.25         1,013         1.20        0.04         44.60
     Janus Aspen Worldwide Growth Portfolio          67,901       5.67        385         1.20       1.43      36.06
     Janus Aspen Balanced Portfolio          107,882       13.45      1,451      1.20        3.02      24.39
     T. Rowe Price Prime Reserve Portfolio         87,739        21.83        1,915        1.20       0.39            (0.81)
     T. Rowe Price Limited Term Bond Portfolio    73,668       36.28     2,673         1.20        3.52        7.01
     T. Rowe Price Equity Income Portfolio        113,642      13.37       1,519       1.20        2.03       24.11
     T. Rowe Price Personal Strategy Balanced Portfolio       159,605      41.35      6,599        1.20       2.16       30.55
     T. Rowe Price Mid-Cap Growth Portfolio      37,268    15.13       564         1.20      -          43.92
     T. Rowe Price International Stock Portfolio           38,925       8.93      348        1.20        2.71      50.59
     Vanguard Balanced Portfolio         65,439       14.22      930      1.20      5.53        21.44
     Vanguard Equity Index Portfolio           41,167        10.84     446        1.20        2.77         24.94
     Vanguard High Yield Bond Portfolio         10,672      14.04      150        1.20     9.40            37.21
     Vanguard Small Company Growth Portfolio         37,414      11.72        438      1.20          1.09        37.72
     Vanguard Mid-Cap Index Portfolio         36,121         13.24      478        1.20            1.75            38.71
     Vanguard REIT Index Portfolio         24,632       15.55       383       1.20            5.18            27.61

#     Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.


8.       Diversification Requirements

     Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified.  Each subaccount is required to satisfy the requirements of Section 817(h).
     The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

     The Secretary of the Treasury has issued regulations under Section 817(h) of the Code.  The Variable Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.